Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Corporate Credit Fund
Class Name	Class A
Trading Symbol	BCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.81%
[1]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - Corporate Credit Fund returned 8.73%. The Fund compares its performance to the ICE BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 3.47% and 5.97%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Relative underweight duration position during a period where treasury yields rose significantly.

Top detractors from performance:
↓	Negative selection in the leisure sector related to idiosyncratic risks in gaming.
↓	Negative selection in telecommunications as some issuers deal with near-term stresses.
↓	Selection within CCC & below rated credits, as the Fund did not own credits in the lowest decile portion of the high yield market, which was the strongest performing credit segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.73	5.06	5.84
Class A (with sales charge)	4.64	4.31	5.46
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. Corporate & High Yield Index	3.47	1.01	2.93
Consumer Price Index (CPI) plus 3% annual risk premium	5.97	7.31	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,240,412,469
Holdings Count | $ / shares	192	[2]
Advisory Fees Paid, Amount	$ 8,597,365
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,240,412,469
Total Number of Portfolio Holdings*	192
Total Management Fee Paid	$8,597,365
Portfolio Turnover Rate	105%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Corporate Credit Fund
Class Name	Class C
Trading Symbol	BGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$161	1.55%
[3]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - Corporate Credit Fund returned 7.94%. The Fund compares its performance to the ICE BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 3.47% and 5.97%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Relative underweight duration position during a period where treasury yields rose significantly.

Top detractors from performance:
↓	Negative selection in the leisure sector related to idiosyncratic risks in gaming.
↓	Negative selection in telecommunications as some issuers deal with near-term stresses.
↓	Selection within CCC & below rated credits, as the Fund did not own credits in the lowest decile portion of the high yield market, which was the strongest performing credit segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (8/2/2021)
Class C	7.94	2.99
Class C (with sales charge)	6.94	2.99
Bloomberg U.S. Aggregate Index	1.25	-2.49
ICE BofA U.S. Corporate & High Yield Index	3.47	-1.43
Consumer Price Index (CPI) plus 3% annual risk premium	5.97	7.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,240,412,469
Holdings Count | $ / shares	192	[4]
Advisory Fees Paid, Amount	$ 8,597,365
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,240,412,469
Total Number of Portfolio Holdings*	192
Total Management Fee Paid	$8,597,365
Portfolio Turnover Rate	105%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Corporate Credit Fund
Class Name	Class I
Trading Symbol	BCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	0.58%
[5]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - Corporate Credit Fund returned 8.99%. The Fund compares its performance to the ICE BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 3.47% and 5.97%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Relative underweight duration position during a period where treasury yields rose significantly.

Top detractors from performance:
↓	Negative selection in the leisure sector related to idiosyncratic risks in gaming.
↓	Negative selection in telecommunications as some issuers deal with near-term stresses.
↓	Selection within CCC & below rated credits, as the Fund did not own credits in the lowest decile portion of the high yield market, which was the strongest performing credit segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	8.99	5.32	6.14
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. Corporate & High Yield Index	3.47	1.01	2.93
Consumer Price Index (CPI) plus 3% annual risk premium	5.97	7.31	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,240,412,469
Holdings Count | $ / shares	192	[6]
Advisory Fees Paid, Amount	$ 8,597,365
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,240,412,469
Total Number of Portfolio Holdings*	192
Total Management Fee Paid	$8,597,365
Portfolio Turnover Rate	105%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Corporate Credit Fund
Class Name	Class IS
Trading Symbol	BGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$49	0.47%
[7]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - Corporate Credit Fund returned 9.10%. The Fund compares its performance to the ICE BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 3.47% and 5.97%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in financial services, focused on non-bank issuers, with an overweight allocation relative to the index.
↑	Selection in energy and consumer goods, driven by active involvement with management around corporate restructuring and consolidation.
↑	Relative underweight duration position during a period where treasury yields rose significantly.

Top detractors from performance:
↓	Negative selection in the leisure sector related to idiosyncratic risks in gaming.
↓	Negative selection in telecommunications as some issuers deal with near-term stresses.
↓	Selection within CCC & below rated credits, as the Fund did not own credits in the lowest decile portion of the high yield market, which was the strongest performing credit segment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	9.10	5.44	6.25
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
ICE BofA U.S. Corporate & High Yield Index	3.47	1.01	2.93
Consumer Price Index (CPI) plus 3% annual risk premium	5.97	7.31	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,240,412,469
Holdings Count | $ / shares	192	[8]
Advisory Fees Paid, Amount	$ 8,597,365
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,240,412,469
Total Number of Portfolio Holdings*	192
Total Management Fee Paid	$8,597,365
Portfolio Turnover Rate	105%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.